Condensed Financial Information of the Parent Company - Schedule of Unaudited Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Aggregate liquidation preference (in Dollars)		$ 16,622,139
Series Angel Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized		13,613,762
Preferred shares, shares issued		13,613,762
Preferred shares, shares outstanding		13,613,762
Series Pre-A Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized		12,495,712
Preferred shares, shares issued		12,495,712
Preferred shares, shares outstanding		12,495,712
Series A Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized		5,082,112
Preferred shares, shares issued		5,082,112
Preferred shares, shares outstanding		5,082,112